Financial liabilities - Lease liabilities (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure Of Lease Liabilities [Line Items]
Expense on lease liabilities			€ 637	€ 412
Depreciation expense, lease			568	591
Interest expense on lease liabilities	€ 15	€ 18	51	43
Expense relating to short-term leases			€ 172	€ 251
Lease facilities
Disclosure Of Lease Liabilities [Line Items]
Lease liability, percentage of total	96.00%		96.00%		93.00%